UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



        Report for the Calendar Year or Quarter Ended: September 30, 2005

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:      Accipiter Capital Management, LLC

Address:   399 Park Avenue
           38th Floor
           New York, New York 10022


13F File Number: 028-10741

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:   Gabe Hoffman
Title:  Managing Member
Phone:  212-705-8700


Signature, Place and Date of Signing:


  /s/ Gabe Hoffman          New York, New York            November 17, 2005
---------------------  -----------------------------     -------------------
     [Signature]            [City, State]                       [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:  NONE

                             Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:       0

Form 13F Information Table Entry Total:  40

Form 13F Information Table Value Total: $107,601
                                        (thousands)




List of Other Included Managers:  NONE

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

                                                                FORM 13F INFORMATION TABLE

                                                              VALUE   SHARES/ SH/ PUT/ INVSTMT   OTHER        VOTING AUTHORITY
           NAME OF ISSUER        TITLE OF CLASS     CUSIP   x($1000) PRN AMT  PRN CALL DISCRETN MANAGERS   SOLE      SHARED    NONE
  ------------------------------ ---------------- --------- -------- -------- --- ---- -------- --------- -------- -------- --------
  AETNA INC NEW                  COM              00817Y108     5802    67360 SH       SOLE                  67360     0        0
  AKSYS LTD                      COM              010196103      327   155000 SH       SOLE                 155000     0        0
  AMEDISYS INC                   COM              023436108     1973    50600 SH       SOLE                  50600     0        0
  AMERICA SVC GROUP INC          COM              02364L109     2943   177368 SH       SOLE                 177368     0        0
  AMYLIN PHARMACEUTICALS INC     COM              032346108     7796   224100 SH  PUT  SOLE                 224100     0        0
  ANTIGENICS INC DEL             COM              037032109     2500   461300 SH       SOLE                 461300     0        0
  AXCAN PHARMA INC               COM              054923107     2952   228500 SH       SOLE                 228500     0        0
  BIOGEN IDEC INC                COM              09062X103     5310   134500 SH       SOLE                 134500     0        0
  BIOMARIN PHARMACEUTICAL INC    COM              09061G101     2249   257576 SH       SOLE                 257576     0        0
  CARRIAGE SVCS INC              COM              143905107     1037   163600 SH       SOLE                 163600     0        0
  CELL THERAPEUTICS INC          COM              150934107      369   128900 SH  PUT  SOLE                 128900     0        0
  CELL THERAPEUTICS INC          COM              150934107     1434   501500 SH  PUT  SOLE                 501500     0        0
  CYTOMEDIX INC                  COM NEW          23283B204       61    25000 SH       SOLE                  25000     0        0
  ELAN PLC                       ADR              284131208     2171   245000 SH       SOLE                 245000     0        0
  EMAGEON INC                    COM              29076V109     1912   141000 SH       SOLE                 141000     0        0
  ENCORE MED CORP                COM              29256E109     3210   683048 SH       SOLE                 683048     0        0
  FOREST LABS INC                COM              345838106     3897   100000 SH       SOLE                 100000     0        0
  FIRST HORIZON PHARMACEUTICAL   COM              32051K106     6202   312129 SH       SOLE                 312129     0        0
  HEALTH MGMT ASSOC INC NEW      CL A             421933102     3849   164000 SH       SOLE                 164000     0        0
  HYTHIAM INC                    COM              44919F104      494    74632 SH       SOLE                  74632     0        0
  IMMTECH INTL INC               COM              452519101      789    67690 SH       SOLE                  67690     0        0
  INKINE PHARMACEUTICALS INC     COM              457214104      215    58824 SH       SOLE                  58824     0        0
  INSPIRE PHARMACEUTICALS INC    COM              457733103     1041   137000 SH       SOLE                 137000     0        0
  INTROGEN THERAPEUTICS INC      COM              46119F107     1033   197900 SH       SOLE                 197900     0        0
  LHC GROUP INC                  COM              50187A107     2064   133599 SH       SOLE                 133599     0        0
  LIFEPOINT HOSPITALS INC        COM              53219L109     7106   162500 SH       SOLE                 162500     0        0
  MARSHALL EDWARDS INC           COM              572322303      167    28746 SH       SOLE                  28746     0        0
  MEDICIS PHARMACEUTICAL CORP    CL A NEW         584690309     2139    65700 SH       SOLE                  65700     0        0
  MICRO THERAPEUTICS INC         COM              59500W100     1727   308982 SH       SOLE                 308982     0        0
  MILLENNIUM PHARMACEUTICALS I   COM              599902103     3811   408429 SH       SOLE                 408429     0        0
  MOMENTA PHARMACEUTICALS        COM              60877T100     2187    80275 SH       SOLE                  80275     0        0
  NITROMED INC                   COM              654798503     1440    80000 SH       SOLE                  80000     0        0
  NORTHFIELD LABS INC            COM              666135108     2212   171490 SH       SOLE                 171490     0        0
  NOVEN PHARMACEUTICALS INC      COM              670009109     2226   159000 SH       SOLE                 159000     0        0
  NOVOGEN LIMITED                ADR              67010F103     1240    67600 SH       SOLE                  67600     0        0
  PENWEST PHARMACEUTICALS CO     COM              709754105     1427    81385 SH       SOLE                  81385     0        0
  RURAL/METRO CORP               COM              781748108     6800   768364 SH       SOLE                 768364     0        0
  TRIPATH IMAGING INC            COM              896942109     1295   183429 SH       SOLE                 183429     0        0
  ZIMMER HLDGS INC               COM              98956P102     2935    42600 SH       SOLE                  42600     0        0
  ZYMOGENETICS INC               COM              98985T109     9259   561122 SH       SOLE                 561122     0        0

21698.0001 #619027